10-K Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Management of BSHI has evaluated all events occurring after June 30, 2024 to determine whether any event required either recognition or disclosure in the financial statements.
As soon as practicable following the closing of the Company’s IPO, subject to the receipt of all applicable insurance regulatory approvals, BIHL, the Company’s majority stockholder, will be dissolved. On July 15, 2024, BIHL received regulatory approval to effectuate a divestiture of its ownership interests in BSHI after August 2, 2024. This divestiture will be effectuated through a dissolution of BIHL, which is expected to be completed prior to September 30, 2024.
Subsequent Events
As of March 22, 2024, the Company received in cash, $2.8 million of capital contributions from BIHL.
Management of BSHI has evaluated all events occurring after December 31, 2023 through March 22, 2024, the date the consolidated financial statements were issued, to determine whether any event required either recognition or disclosure in the financial statements. The Company has also evaluated subsequent events through May 13, 2024 for the reissuance of the consolidated financial statements to reflect the effects of the stock split on May 9, 2024 described in Note 2.